Intangible Asset - Net - Schedule of Intangible Asset - Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross value	$ 10,928	$ 10,117	$ 10,411	$ 1,780
Less: accumulated amortization	2,774	1,597	712	300
Net carrying value	8,154	8,520	9,699	1,480
IPR&D [Member]
Finite Lived Intangible Assets [Line Items]
Gross value	114,425	0	0	0
Computer Software and IPR&D [Member]
Finite Lived Intangible Assets [Line Items]
Net carrying value	$ 122,579	$ 8,520	$ 9,699	$ 1,480